Deposits (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Operating lease, security depsits	$ 560,341	$ 518,765
Building [Member]
Operating lease, security depsits	43,310	43,310
Aircraft
Operating lease, security depsits	$ 517,031	$ 475,455